SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUS

Xtrackers MSCI EAFE 50% Hedged Equity ETF (EAFH)

Effective September 29, 2026, the fund’s Creation Unit size will change from 200,000 shares to 50,000 shares.
Please Retain This Supplement for Future Reference
September 29, 2026
PROSTKR26-41